CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES	$ 1,508,166	$ 1,265,684	$ 1,234,003
COST OF REVENUES	1,179,048	1,032,366	1,004,332
GROSS PROFIT	329,118	233,318	229,671
OPERATING COSTS AND EXPENSES:
Research and development	85,386	78,320	75,579
Marketing, general and administrative	77,221	63,965	67,376
TOTAL OPERATING COSTS AND EXPENSES	162,607	142,285	142,955
OPERATING PROFIT	166,511	91,033	86,716
FINANCING INCOME (EXPENSE), NET	(12,873)	2,870	12
OTHER INCOME (EXPENSE), NET	1,461	(5,215)	4,293
PROFIT BEFORE INCOME TAX	155,099	88,688	91,021
INCOME TAX EXPENSE, NET	(1,024)	(5,399)	(2,948)
NET PROFIT	154,075	83,289	88,073
Net loss (income) attributable to non-controlling interest	(4,063)	(987)	1,975
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 150,012	$ 82,302	$ 90,048
BASIC EARNINGS PER SHARE
Earnings per share	$ 1.39	$ 0.77	$ 0.85
Weighted average number of shares	108,279	107,254	106,256
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 1.37	$ 0.76	$ 0.84
Net profit used for diluted earnings per share	$ 150,012	$ 82,302	$ 90,048
Weighted average number of ordinary shares outstanding used for diluted earnings per share	109,798	108,480	107,438